SUPPLEMENT DATED MARCH 10, 2010 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated September 1, 2009

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors Long Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The paragraph under the heading “Shareholder Information—Creation and Redemption of Creation Units—Creation Transaction Fee” is deleted in its entirety and replaced with the following:

A fixed Creation Transaction Fee of $500, which is paid to each Fund, is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. In addition, a variable charge of up to four times the Creation Transaction Fee will be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. In the case of cash creations or where the Trust permits or requires a creator to substitute “cash in lieu” of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge of up to 0.25% (3% with respect to Market Vectors High-Yield Municipal Index ETF) of the value of each Creation Unit to compensate the Funds for the costs associated with purchasing the applicable securities. See “Creation and Redemption of Creation Units” in the Funds’ SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes. Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See “Creation and Redemption of Creation Units” in the Funds’ SAI.

The first paragraph under the heading “Shareholder Information—Creation and Redemption of Creation Units—Redemption Transaction Fee” is deleted in its entirety and replaced with the following:

The Redemption Transaction Fee of $500 is deducted from such redemption proceeds. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. The basic Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge up to four times the Redemption Transaction Fee will be charged for cash redemptions or partial cash redemptions. An additional variable charge of up to 0.25% (3% with respect to Market Vectors High-Yield Municipal Index ETF) of the value of each Creation Unit for cash redemptions or partial cash redemptions may also be imposed to compensate the Funds for the costs associated with selling the applicable securities. The Funds may adjust these fees from time to time based upon actual experience. Although a shareholder in the Fund may request a cash redemption in lieu of securities, the Fund may, in its discretion, reject any such request. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors should refer to “Creation and Redemption of Creation Units” in the Funds’ SAI for details regarding the logistics of redemption orders.

Please retain this supplement for future reference.

SUPPLEMENT DATED MARCH 10, 2010 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MARKET VECTORS ETF TRUST
Dated September 1, 2009

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors Long Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The paragraph under the heading “Creation and Redemption of Creation Units—Creation Transaction Fee” is deleted in its entirety and replaced with the following:

A fixed creation transaction fee of $500 payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. In addition, a variable charge of up to four times the basic creation transaction fee will be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. In the case of cash creations or where the Trust permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge of up to 0.25% (3% with respect to Market Vectors High-Yield Municipal Index ETF) of the value of each Creation Unit to compensate the Funds for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.). As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s purchase of portfolio securities will be at the expense of the Fund and will affect the value of all Shares of the Fund; but the Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The paragraph under the heading “Creation and Redemption of Creation Units—Redemption Transaction Fee” is deleted in its entirety and replaced with the following:

The basic redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge up to four times the redemption transaction fee will be charged with respect to cash redemptions or partial cash redemptions. An additional variable charge of up to 0.25% (3% with respect to Market Vectors High-Yield Municipal Index ETF) of the value of each Creation Unit for cash redemptions or partial cash redemptions may also be imposed to compensate the Funds for the costs associated with selling the applicable securities. The Funds may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s disposition of portfolio securities will be at the expense of each Fund and will affect the value of all Shares of the Fund; but the Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Please retain this supplement for future reference.